FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable common shares
Level 3 measurements
Balance at beginning of the period	$ (53,370)	$ (19,022)	$ (41,849)
Change in fair value	9,073	(34,348)	(6,566)
Redemptions			29,393
Stock redemption	5,674
Removal of redemption features	7,116
Conversion of redeemable common shares	31,507
Balance at end of the period		(53,370)	(19,022)
Contingent consideration
Level 3 measurements
Balance at beginning of the period	(1,300)
Change in fair value	(6,121)
Acquisition	(4,270)	(1,300)
Balance at end of the period	$ (11,691)	$ (1,300)